April 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Highland Funds II (the “Registrant”)

File No. 033-51308

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Registrant do not differ from that contained in Post-Effective Amendment No. 139 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on March 31, 2017 (Accession No. 0001193125-17-106849), with an effective date of April 3, 2017.

Please call me at (617) 662-7193 if you have any questions with respect to this certification.

Sincerely,

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Vice President

cc:	B. Mitts

D. Norris